CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
Revenue		$ 8,525
Costs of revenue
Gross margin		8,525
Operating Expenses:
Professional fees	22,518	11,410	8,053
General and administrative	149,371	194,561	64,645
Stock-based compensation	116,095	204,319	363,443
Total Operating Expenses	287,984	410,290	436,141
Loss from Operations	(287,984)	(401,765)	(436,141)
Other expense (income):
Other expense (income)	24,344		1,494
Total other expense (income)	24,344		1,494
Loss before provision for income taxes	(312,328)	(401,765)	(437,635)
Provision for income taxes
Net loss	$ (312,328)	$ (401,765)	$ (437,635)
Basic and diluted loss per share
Net loss per share	$ (0.07)	$ (0.09)	$ (0.11)
Weighted-average number of common shares outstanding:
Basic and diluted	4,714,866	4,313,048	4,091,266
Comprehensive loss:
Net loss	$ (312,328)	$ (401,765)	$ (437,635)
Foreign curreny translation adjustment	5,716	9,455	1,486
Comprehensive loss	$ (306,612)	$ (392,310)	$ (436,149)